UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,492,797
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	2,170	1,965,434
		4,458,231
Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	715	748,298
Arkansas — 3.4%
Arkansas Development Finance Authority, Refunding RB, Series C (NPFGC):
5.35%, 12/01/35	4,890	4,914,059
5.35%, 12/01/35 (a)	795	816,544
		5,730,603
California — 21.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	5,500	5,795,185
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,041,140
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	1,842,934
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,393,357
City of San Jose California, Airport Revenue, RB, Series A-1, AMT, 5.75%, 3/01/34	2,180	2,160,816
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,669,489
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	1,840	1,713,923
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,134,923

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$1,500	$1,576,875
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,626,565
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,870,096
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,411,816
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	1,250	1,395,300
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC) (b):
5.66%, 12/01/24	2,635	1,100,060
5.66%, 12/01/25	2,355	909,289
5.66%, 12/01/26	2,355	838,121
Santa Ana Unified School District, GO, (NPFGC), 5.00%, 8/01/32	690	691,470
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	1,850	1,964,663
West Contra Costa Unified School District California, GO, Election of 2000, Series C (NPFGC), 5.00%, 8/01/21	3,480	3,513,477
		36,649,499
Colorado — 1.5%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,107,347
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	455	472,085
		2,579,432
District of Columbia — 1.5%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	400	400,376

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	$2,000	$2,126,340
		2,526,716
Florida — 8.7%
City of Gainesville Florida, Refunding RB, Series C, 5.25%, 10/01/34	2,500	2,616,500
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	960	931,066
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	2,215	2,237,128
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	4,799,771
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,131,589
		14,716,054
Georgia — 3.0%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	3,495	3,583,913
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,525	1,541,500
		5,125,413
Illinois — 15.2%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (FGIC), 5.50%, 12/01/26	1,200	1,248,660
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,230,560
City of Chicago Illinois, RB, Series A (AGM), 5.00%, 1/01/33	8,000	8,043,280
City of Chicago Illinois, RB, General, Third Lien:
Series A, 5.75%, 1/01/39	1,145	1,194,853
Series C (AGC), 5.25%, 1/01/35	1,255	1,276,298
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C, 6.50%, 1/01/41	5,225	5,750,165
Second Lien (NPFGC), 5.50%, 1/01/30	1,310	1,390,080
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,455,650
6.00%, 6/01/28	400	411,940
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,641,750
		25,643,236

Municipal Bonds	Par (000)	Value
Indiana — 4.4%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	$6,000	$5,944,140
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,495,465
		7,439,605
Iowa — 0.7%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,080	1,120,813
Kentucky — 0.8%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	320	329,907
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,000	1,058,420
		1,388,327
Louisiana — 1.3%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,055	2,246,773
Massachusetts — 1.4%
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.50%, 7/01/32	2,440	2,389,419
Michigan — 12.9%
City of Detroit Michigan, RB:
Second Lien, Series B (FGIC), 5.50%, 7/01/29	2,410	2,442,583
Senior Lien, Series B (AGM), 7.50%, 7/01/33	2,000	2,358,060
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	1,580	1,670,313
Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,240	3,405,693
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,649,201
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,910	1,964,569
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	875	949,454
5.25%, 10/15/25	455	490,217
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	750	737,850
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,205,076
		21,873,016

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Series B (AGC), 6.50%, 11/15/38	$1,325	$1,443,428
Nevada — 6.5%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,085,420
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	2,510	2,523,454
Las Vegas-McCarran, Series A-1 AMT (AGM), 5.00%, 7/01/23	1,750	1,786,768
Subordinate Lien, Series A-2 (FGIC), 5.00%, 7/01/36	4,750	4,650,392
		11,046,034
New Jersey — 7.5%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,812,091
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,163,756
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	3,500	3,715,355
		12,691,202
New York — 4.3%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	3,410	3,566,383
Second General Resolution, Series EE, 5.38%, 6/15/43	2,170	2,301,914
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,454,208
		7,322,505
Pennsylvania — 1.0%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	1,720	1,726,966
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,268,887
Texas — 24.1%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,500	2,590,325
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	1,080	1,144,994
5.00%, 11/15/29	1,365	1,435,352

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	$4,000	$4,451,600
Clifton Higher Education Finance Corp., RB, Baylor University, 5.25%, 3/01/32	1,840	1,949,388
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	3,175	3,300,095
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	600	664,548
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	775	815,114
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,150	3,342,686
North Texas Tollway Authority, Refunding RB (NPFGC), System, First Tier:
5.75%, 1/01/40	4,885	4,921,198
Series A, 5.13%, 1/01/28	2,930	2,991,706
Series A, 5.63%, 1/01/33	6,585	6,768,392
Series B, 5.75%, 1/01/40	6,275	6,321,498
		40,696,896
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,000	2,001,260
Virginia — 1.6%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	975	975,361
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,500	1,682,640
		2,658,001
Washington — 1.5%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,454,035
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	1,075	1,145,359
		2,599,394
Total Municipal Bonds – 129.6%		219,090,008

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	2,120	2,160,301

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California — 2.7%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	$1,258	$1,279,375
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,149	3,256,061
		4,535,436
Colorado — 3.3%
Colorado Health Facilities Authority, RB, Series, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	5,610	5,575,386
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,040	1,193,040
Florida — 8.0%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	4,302	4,330,629
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,106,900
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2 AMT (Ginnie Mae), 6.00%, 9/01/40	1,065	1,174,014
		13,611,543
Georgia — 2.4%
Augusta-Richmond County Georgia, Water & Sewer, RB (AGM), 5.25%, 10/01/34	4,000	4,122,080
Illinois — 1.5%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,509	2,572,874
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,509,385
Massachusetts — 4.9%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,008	8,322,777
Nevada — 5.7%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,482,100
Series B, 5.50%, 7/01/29	3,749	4,074,316
		9,556,416
New Jersey — 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,401	2,466,051

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Washington — 2.6%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	$4,002	$4,354,038
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 35.5%		59,979,327
Total Long-Term Investments (Cost – $272,666,448) – 165.1%		279,069,335

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	10,064,207	10,064,207
Total Short-Term Securities (Cost – $10,064,207) – 5.9%		10,064,207
Total Investments (Cost – $282,730,655*) – 171.0%		289,133,542
Liabilities in Excess of Other Assets – (0.8)%		(1,409,699)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (18.7)%		(31,679,566)
AMPS, at Redemption Value – (51.5)%		(87,002,094)
Net Assets Applicable to Common Shares– 100.0%		$169,042,183

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$251,021,270
Gross unrealized appreciation	$8,357,286
Gross unrealized depreciation	(1,910,428)
Net unrealized appreciation	$6,446,858

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	6,952,084	3,112,123	10,064,207	$1,380

(e)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
52	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$6,375,589	$(160,161)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$279,069,335	—	$279,069,335
Short-Term Securities	$10,064,207	—	—	10,064,207
Total	$10,064,207	$279,069,335	—	$289,133,542

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(160,161)	—	—	$(160,161)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 26, 2011